Vanguard Energy Fund
Supplement Dated February 27, 2026, to the Prospectus and Summary Prospectus Dated May 29, 2025
Important Change to Vanguard Energy Fund
Fund Name Change

The board of trustees of Vanguard Specialized Funds has approved the renaming of Vanguard Energy Fund (the “Fund”) to Vanguard Energy Opportunities Fund. The Fund’s name change will be effective on or about May 12, 2026.
The Fund’s investment objective, strategies, and polices will remain unchanged.

© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 051A 022026

Vanguard Specialized Funds

Supplement Dated February 27, 2026, to the Statement of Additional Information Dated May 29, 2025
Important Change to Vanguard Energy Fund
Fund Name Change
The board of trustees of Vanguard Specialized Funds has approved the renaming of Vanguard Energy Fund (the “Fund”) to Vanguard Energy Opportunities Fund. The Fund’s name change will be effective on or about May 12, 2026.
The Fund’s investment objective, strategies, and policies remain unchanged.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 051A 022026